Income Tax - Additional Information (Detail) - Micromidas, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets			$ 18,663,204	$ 16,719,324
Change in valuation allowance			1,900,000	2,400,000
Net operating loss carry forward			18,400,304	16,546,428
Unrecognized tax benefits			$ 0	0
Effective income tax rate	0.00%	0.00%
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Expiration Date			Dec. 31, 2038
Research and development credit carryforwards			$ 27,800	$ 27,800
Federal Income Tax [Member]
Net operating loss carry forward			$ 71,600,000
Tax Credit Carryforward, Expiration Date			Dec. 31, 2037
Federal Income Tax [Member] | Available through 2037 [Member]
Net operating loss carry forward			$ 45,000,000
Federal Income Tax [Member] | Available indefinitely [Member]
Net operating loss carry forward			26,600,000
State and Local Jurisdiction [Member]
Net operating loss carry forward			40,300,000
Foreign Tax Authority [Member]
Net operating loss carry forward			$ 4,800,000